UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund -
Magellan
Class K

June 30, 2011

1.803299.107

MAG-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
BorgWarner, Inc. (a)	1,000,000	$ 80,790
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	2,475,000	577
Diversified Consumer Services - 0.0%
Ascent Media Corp. (a)	144,656	7,662
Hotels, Restaurants & Leisure - 2.6%
Arcos Dorados Holdings, Inc.	1,000,000	21,090
China Lodging Group Ltd. ADR (a)(d)	500,000	8,900
Ctrip.com International Ltd. sponsored ADR (a)	500,000	21,540
Las Vegas Sands Corp. (a)	1,000,000	42,210
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	274,700	3,508
Starbucks Corp.	9,562,616	377,628
Yum! Brands, Inc.	800,000	44,192
		519,068
Household Durables - 5.1%
Beazer Homes USA, Inc. (a)(d)	2,231,800	7,566
D.R. Horton, Inc. (e)	15,988,899	184,192
KB Home (d)(e)	4,088,000	39,981
Lennar Corp. Class A (d)	13,380,585	242,858
M.D.C. Holdings, Inc. (d)	2,226,202	54,854
PulteGroup, Inc. (a)	18,708,638	143,308
Ryland Group, Inc.	1,896,860	31,355
Toll Brothers, Inc. (a)(e)	12,853,054	266,572
Tupperware Brands Corp.	1,000,000	67,450
		1,038,136
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,503,353	71,468
Media - 1.9%
Cinemark Holdings, Inc.	238,900	4,948
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	96,920
Informa PLC	5,000,000	34,674
Sun TV Ltd.	504,521	3,924
Time Warner Cable, Inc.	750,000	58,530
Viacom, Inc. Class B (non-vtg.)	1,500,000	76,500
Virgin Media, Inc.	3,926,623	117,524
		393,020
Multiline Retail - 0.1%
Maoye International Holdings Ltd.	22,713,000	11,325
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Pantaloon Retail India Ltd.	194,608	$ 1,608
Pantaloon Retail India Ltd. Class B (a)	19,460	78
		13,011
Specialty Retail - 0.6%
Belle International Holdings Ltd.	25,000,000	52,687
TJX Companies, Inc.	1,200,000	63,036
		115,723
Textiles, Apparel & Luxury Goods - 1.9%
Arezzo Industria e Comercio SA	2,005,400	28,069
lululemon athletica, Inc. (a)(d)	674,500	75,423
Peak Sport Products Co. Ltd. (e)	127,209,000	89,419
Phillips-Van Heusen Corp.	590,384	38,652
Polo Ralph Lauren Corp. Class A	1,150,000	152,502
Vera Bradley, Inc.	23,500	898
		384,963
TOTAL CONSUMER DISCRETIONARY		2,624,418
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	2,341,972	88,011
Drogasil SA	1,500,000	10,233
United Natural Foods, Inc. (a)(e)	4,467,342	190,621
Wal-Mart de Mexico SA de CV Series V	10,000,000	29,628
Whole Foods Market, Inc.	500,000	31,725
Wumart Stores, Inc. (H Shares)	25,000,000	61,940
		412,158
Food Products - 0.2%
Shenguan Holdings Group Ltd.	20,000,000	14,136
The J.M. Smucker Co.	500,000	38,220
		52,356
Household Products - 0.5%
Procter & Gamble Co.	1,500,000	95,355
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	500,000	52,595
TOTAL CONSUMER STAPLES		612,464
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.6%
Energy Equipment & Services - 6.2%
Baker Hughes, Inc.	1,300,000	$ 94,328
Ensco International Ltd. ADR	6,500,000	346,450
Halliburton Co.	7,300,000	372,300
Noble Corp.	1,500,000	59,115
Schlumberger Ltd.	3,452,462	298,293
Transocean Ltd. (United States)	761,302	49,150
Weatherford International Ltd. (a)	2,000,000	37,500
		1,257,136
Oil, Gas & Consumable Fuels - 7.4%
Alpha Natural Resources, Inc. (a)(d)	5,436,270	247,024
Anadarko Petroleum Corp.	1,300,000	99,788
Chevron Corp.	1,700,000	174,828
Denbury Resources, Inc. (a)	9,500,000	190,000
Enterprise Products Partners LP	700,000	30,247
Occidental Petroleum Corp.	6,415,300	667,448
Westernzagros Resources Ltd. (a)	1,000,000	643
Williams Companies, Inc.	2,500,000	75,625
		1,485,603
TOTAL ENERGY		2,742,739
FINANCIALS - 12.2%
Capital Markets - 1.9%
Charles Schwab Corp.	7,547,000	124,148
Evercore Partners, Inc. Class A	87,600	2,919
Franklin Resources, Inc.	310,800	40,805
Invesco Ltd.	7,000,000	163,800
Merriman Holdings, Inc. (a)	15,012	39
TD Ameritrade Holding Corp.	3,000,000	58,530
		390,241
Commercial Banks - 2.3%
Agricultural Bank China Ltd. (H Shares)	200,000,000	105,118
Aozora Bank Ltd.	30,100,000	69,756
China Merchants Bank Co. Ltd. (H Shares)	20,000,000	48,318
CIT Group, Inc. (a)	376,559	16,667
Lloyds Banking Group PLC (a)	10,000,000	7,858
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,898
SVB Financial Group (a)	1,741,010	103,956
Wells Fargo & Co.	3,917,204	109,917
		464,488
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.1%
CME Group, Inc.	370,200	$ 107,947
JPMorgan Chase & Co.	1,066,600	43,667
ORIX Corp.	2,761,600	268,559
		420,173
Insurance - 0.7%
Berkshire Hathaway, Inc. Class B (a)	835,500	64,659
Endurance Specialty Holdings Ltd.	555,800	22,971
Ping An Insurance Group Co. China Ltd. (H Shares)	5,000,000	51,627
		139,257
Real Estate Investment Trusts - 2.6%
Boston Properties, Inc.	1,200,000	127,392
CBL & Associates Properties, Inc.	5,513,363	99,957
Kimco Realty Corp.	679,800	12,671
Mori Hills REIT Investment Corp.	5,000	18,291
Prologis, Inc.	842,133	30,182
Simon Property Group, Inc.	1,000,000	116,230
Terreno Realty Corp. (e)	900,000	15,309
Weyerhaeuser Co.	4,677,136	102,242
		522,274
Real Estate Management & Development - 2.5%
Agre Developers Ltd.	10,703	11
CB Richard Ellis Group, Inc. Class A (a)	2,699,300	67,779
China Resources Land Ltd.	10,000,000	18,094
Iguatemi Empresa de Shopping Centers SA	2,189,500	53,787
Indiabulls Real Estate Ltd. (a)	19,800,000	49,933
PT Ciputra Development Tbk	18,384,000	922
PT Lippo Karawaci Tbk (e)	1,357,862,125	102,911
Rialto Real Estate Fund LP (e)(g)(h)	500,000	40,512
The St. Joe Co. (a)(d)(e)	8,283,067	172,619
		506,568
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (d)	753,800	20,006
TOTAL FINANCIALS		2,463,007
HEALTH CARE - 14.8%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	750,000	24,233
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
AMAG Pharmaceuticals, Inc. (a)	178,893	$ 3,363
Amarin Corp. PLC ADR (a)	1,000,000	14,470
Amgen, Inc. (a)	1,503,100	87,706
BioMarin Pharmaceutical, Inc. (a)	2,000,000	54,420
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Incyte Corp. (a)(d)	1,500,000	28,410
Protalix BioTherapeutics, Inc. (a)(d)	1,000,000	6,260
United Therapeutics Corp. (a)	1,478,560	81,469
Vertex Pharmaceuticals, Inc. (a)	500,000	25,995
		326,326
Health Care Equipment & Supplies - 3.3%
C. R. Bard, Inc.	1,844,011	202,583
Covidien PLC	3,000,000	159,690
Edwards Lifesciences Corp. (a)	660,000	57,539
Greatbatch, Inc. (a)(e)	2,318,300	62,177
HeartWare International, Inc. (a)	119,900	8,882
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	71,715
Sirona Dental Systems, Inc. (a)	1,500,000	79,650
Volcano Corp. (a)	400,000	12,916
		655,152
Health Care Providers & Services - 7.8%
Brookdale Senior Living, Inc. (a)(e)	10,759,100	260,908
Emeritus Corp. (a)	1,101,160	23,400
Express Scripts, Inc. (a)	5,612,600	302,968
HealthSouth Corp. (a)	1,000,000	26,250
Henry Schein, Inc. (a)	1,403,653	100,488
McKesson Corp.	1,500,000	125,475
Medco Health Solutions, Inc. (a)	13,150,100	743,240
		1,582,729
Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	1,700,000	32,334
Thermo Fisher Scientific, Inc. (a)	700,000	45,073
		77,407
Pharmaceuticals - 1.7%
Auxilium Pharmaceuticals, Inc. (a)	400,000	7,840
Cardiome Pharma Corp. (a)	2,500,000	10,991
Elan Corp. PLC sponsored ADR (a)	5,000,000	56,850
Novo Nordisk A/S Series B sponsored ADR	500,000	62,640
Perrigo Co.	600,000	52,722
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	300,000	$ 28,263
Valeant Pharmaceuticals International, Inc. (Canada)	2,390,450	124,306
XenoPort, Inc. (a)	254,100	1,809
		345,421
TOTAL HEALTH CARE		2,987,035
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	1,000,000	40,810
DigitalGlobe, Inc. (a)	500,000	12,705
Raytheon Co.	904,836	45,106
Textron, Inc.	500,000	11,805
TransDigm Group, Inc. (a)	250,000	22,798
United Technologies Corp.	2,000,000	177,020
		310,244
Airlines - 0.3%
JetBlue Airways Corp. (a)(d)	8,829,552	53,860
Building Products - 0.8%
Masco Corp.	7,100,000	85,413
Owens Corning (a)	1,813,952	67,751
		153,164
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	400,000	41,300
Republic Services, Inc.	4,000,000	123,400
Stericycle, Inc. (a)	350,000	31,192
		195,892
Construction & Engineering - 1.2%
Fluor Corp.	1,806,146	116,785
MYR Group, Inc. (a)(e)	1,037,100	24,268
Orascom Construction Industries SAE GDR	1,000,000	45,950
Shaw Group, Inc. (a)	1,480,000	44,711
SNC-Lavalin Group, Inc.	300,000	18,316
		250,030
Electrical Equipment - 1.4%
Acuity Brands, Inc.	566,577	31,604
AMETEK, Inc.	750,000	33,675
Emerson Electric Co.	1,700,000	95,625
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys (a)(e)	2,696,300	$ 92,807
Regal-Beloit Corp.	451,522	30,148
		283,859
Machinery - 2.3%
Cummins, Inc.	1,100,000	113,839
Danaher Corp.	6,000,000	317,940
NACCO Industries, Inc. Class A	262,001	25,367
		457,146
Professional Services - 0.3%
Robert Half International, Inc.	624,900	16,891
Towers Watson & Co.	600,000	39,426
		56,317
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	44,680
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)(d)	266,666	1,757
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,530
TOTAL INDUSTRIALS		1,811,479
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.2%
HTC Corp.	2,100,000	70,441
Juniper Networks, Inc. (a)	5,329,710	167,886
		238,327
Computers & Peripherals - 3.7%
Apple, Inc. (a)	2,156,200	723,772
Seagate Technology	2,000,000	32,320
		756,092
Electronic Equipment & Components - 4.8%
Amphenol Corp. Class A	4,736,900	255,745
Corning, Inc.	32,455,622	589,070
Foxconn International Holdings Ltd. (a)	5,000,000	2,197
Hirose Electric Co. Ltd.	200,000	20,497
Ingram Micro, Inc. Class A (a)	1,577,600	28,618
Samsung SDI Co. Ltd.	500,000	76,617
		972,744
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.3%
Active Network, Inc.	600,000	$ 10,560
AOL, Inc. (a)	2,000,000	39,720
eAccess Ltd. (d)(e)	240,000	107,547
eBay, Inc. (a)	5,000,000	161,350
Google, Inc. Class A (a)	701,000	354,972
GREE, Inc. (d)	9,000,000	196,698
Mail.ru Group Ltd. GDR (a)(f)	40,300	1,339
Renren, Inc. ADR (d)	150,700	1,334
		873,520
IT Services - 2.9%
Accenture PLC Class A	3,500,000	211,470
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	243,386
Fidelity National Information Services, Inc.	1,998,800	61,543
Fiserv, Inc. (a)	1,000,000	62,630
Unisys Corp. (a)	496,310	12,755
		591,784
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	43,718,916	568,783
ASML Holding NV	3,792,501	140,171
Avago Technologies Ltd.	1,000,000	38,000
Himax Technologies, Inc. sponsored ADR	4,000,000	8,800
Marvell Technology Group Ltd. (a)	3,500,000	51,678
NVIDIA Corp. (a)	1,996,318	31,811
PMC-Sierra, Inc. (a)	2,017,535	15,273
Samsung Electronics Co. Ltd.	165,233	127,912
		982,428
Software - 1.3%
Autodesk, Inc. (a)	2,000,000	77,200
BMC Software, Inc. (a)	3,000,000	164,100
Changyou.com Ltd. (A Shares) ADR (a)(d)	357,300	15,732
Longtop Financial Technologies Ltd. ADR (a)	29,200	55
		257,087
TOTAL INFORMATION TECHNOLOGY		4,671,982
MATERIALS - 8.1%
Chemicals - 2.4%
Arkema SA	200,000	20,591
Celanese Corp. Class A	1,000,000	53,310
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	300,000	$ 42,501
Ecolab, Inc.	2,000,000	112,760
Huabao International Holdings Ltd.	10,000,000	9,098
Minerals Technologies, Inc.	500,000	33,145
Praxair, Inc.	1,000,000	108,390
Symrise AG	2,000,000	63,755
Valspar Corp.	1,000,000	36,060
		479,610
Construction Materials - 0.4%
Eagle Materials, Inc. (e)	2,703,891	75,357
Metals & Mining - 5.3%
Barrick Gold Corp.	1,000,000	45,406
Centamin Egypt Ltd. (United Kingdom) (a)	10,000,000	20,222
Eldorado Gold Corp.	5,029,586	74,213
Goldcorp, Inc.	9,900,000	478,883
Harry Winston Diamond Corp. (a)	3,400,000	56,479
Newcrest Mining Ltd.	7,988,549	323,089
Reliance Steel & Aluminum Co.	549,300	27,273
Royal Gold, Inc.	500,000	29,285
Silver Wheaton Corp.	500,000	16,502
United States Steel Corp.	250,000	11,510
		1,082,862
TOTAL MATERIALS		1,637,829
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	956,279	38,662
Iliad SA	200,000	26,839
Level 3 Communications, Inc. (a)(d)	1,331,971	3,250
Telenor ASA	3,000,000	49,134
		117,885
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	8,000,000	43,120
TOTAL TELECOMMUNICATION SERVICES		161,005
UTILITIES - 0.4%
Electric Utilities - 0.3%
PPL Corp.	1,979,800	55,098
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,796,532	$ 727
Multi-Utilities - 0.1%
Sempra Energy	300,000	15,864
TOTAL UTILITIES		71,689
TOTAL COMMON STOCKS (Cost $16,495,297)		19,783,647
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $35,862)	200,000	41,290
Convertible Bonds - 0.2%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 7% 3/15/15 (Cost $25,000)	$ 25,000	39,658
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	196,191,812	$ 196,192
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	275,165,206	275,165
TOTAL MONEY MARKET FUNDS (Cost $471,357)		471,357
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $17,027,516)		20,335,952
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(135,280)
NET ASSETS - 100%		$ 20,200,672
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,339,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,512,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11 - 6/22/11	$ 41,200
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	4,881
Total	$ 4,920
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,033,881	$ -	$ 317,787	$ 4,218	$ -
Brookdale Senior Living, Inc.	301,255	-	-	-	260,908
D.R. Horton, Inc.	186,271	-	-	600	184,192
eAccess Ltd.	87,922	37,724	-	552	107,547
Eagle Materials, Inc.	81,820	-	-	270	75,357
EnerSys	107,178	-	-	-	92,807
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	-	-	62,177
Integra LifeSciences Holdings Corp.	71,130	-	-	-	71,715
KB Home	50,855	-	-	256	39,981
MYR Group, Inc.	24,807	-	-	-	24,268
Peak Sport Products Co. Ltd.	40,201	52,998	-	1,637	89,419
PT Lippo Karawaci Tbk	86,026	10,081	-	-	102,911
Rialto Real Estate Fund LP	19,805	-	-	44	40,512
Terreno Realty Corp.	17,230	-	1,640	100	15,309
The St. Joe Co.	171,830	37,067	-	-	172,619
Toll Brothers, Inc.	254,105	-	-	-	266,572
United Natural Foods, Inc.	200,226	-	-	-	190,621
Total	$ 3,086,686	$ 137,870	$ 581,585	$ 8,715	$ 1,796,915
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,665,708	$ 2,663,523	$ 1,608	$ 577
Consumer Staples	612,464	612,464	-	-
Energy	2,742,739	2,742,739	-	-
Financials*	2,463,007	2,058,031	364,464	40,512
Health Care	2,987,035	2,987,035	-	-
Industrials	1,811,479	1,806,949	4,530	-
Information Technology	4,671,982	4,347,185	324,742	55
Materials	1,637,829	1,637,829	-	-
Telecommunication Services	161,005	161,005	-	-
Utilities	71,689	71,689	-	-
Corporate Bonds	39,658	-	39,658	-
Money Market Funds	471,357	471,357	-	-
Total Investments in Securities:	$ 20,335,952	$ 19,559,806	$ 735,002	$ 41,144
* The Fund has an unfunded commitment of $8,799 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(832)
Cost of Purchases	21,254
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	917
Transfers out of Level 3	-
Ending Balance	$ 41,144
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (832)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2011, the cost of investment securities for income tax purposes was $17,027,516,000. Net unrealized appreciation aggregated $3,308,436,000, of which $4,563,692,000 related to appreciated investment securities and $1,255,256,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011